TCW FUNDS, INC.

TCW White Oak Emerging Markets Equity Fund

(Class I: TWOEX; Class N: TWEMX)

Supplement dated April 17, 2025 to the

Prospectus and Summary Prospectus,

each dated February 18, 2025, as supplemented

Effective May 16, 2025, all references to the addresses for U.S. Bank Global Fund Services in the Prospectus and Summary Prospectus are amended as follows:

OLD ADDRESS	NEW ADDRESS
U.S. Bank Global Fund Services, P.O. Box 701 Milwaukee, WI 53201-0701	U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252

OLD ADDRESS	NEW ADDRESS
U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202	U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307

Please retain this Supplement for future reference.